Changes in Carrying Amount of Goodwill as Allocated to Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill [Line Items]
Balance at December 31, 2011	$ 1,161
Goodwill acquired and other changes during the period	67
Balance at December 31, 2012	1,228
Investor Services
Goodwill [Line Items]
Balance at December 31, 2011	1,083
Goodwill acquired and other changes during the period	45
Balance at December 31, 2012	1,128
Advisor Services
Goodwill [Line Items]
Balance at December 31, 2011	78
Goodwill acquired and other changes during the period	22
Balance at December 31, 2012	$ 100